Right of Use Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Right of Use Assets (Textual)
Rent expense		$ 1,489	$ 1,129
Operating lease cost	$ 1,647
Short-term lease cost	45
Operating lease liabilities	1,547
Acquisition of right-of-use assets	$ 1,517
Right-of-use assets expire date	Dec. 31, 2020
weighted average discount rate	11.30%